Fair Values (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial assets for which carrying values equal or approximate fair value
Cash and cash equivalents	$ 19,486,000,000	$ 22,250,000,000	$ 24,893,000,000	$ 16,356,000,000
Financial liabilities carried at other than fair value
Certificates of deposit	7,421,000,000
Long-term debt	55,330,000,000	58,973,000,000
Fair Values (Textuals) [Abstract]
Accounts receivable, less reserves	43,777,000,000	42,338,000,000
Card Member loans, net	65,977,000,000	63,758,000,000
Variable Interest Enterprise [Member]
Financial liabilities carried at other than fair value
Long-term debt	18,690,000,000	19,277,000,000
Fair Values (Textuals) [Abstract]
Accounts receivable, less reserves	7,300,000,000	8,000,000,000
Carrying Value [Member]
Financial assets for which carrying values equal or approximate fair value
Other financial assets	48,000,000,000	47,000,000,000
Financial assets carried at other than fair value
Loans, net	67,000,000,000	64,000,000,000
Financial Liabilities:
Financial liabilities for which carrying values equal or approximate fair value	60,000,000,000	55,000,000,000
Financial liabilities carried at other than fair value
Certificates of deposit		10,000,000,000
Long-term debt	55,000,000,000	59,000,000,000
Estimate of Fair Value, Fair Value Disclosure [Member]
Financial assets for which carrying values equal or approximate fair value
Cash and cash equivalents	19,000,000,000	22,000,000,000
Other financial assets	48,000,000,000	47,000,000,000
Financial assets carried at other than fair value
Loans, net	67,000,000,000	65,000,000,000
Financial Liabilities:
Financial liabilities for which carrying values equal or approximate fair value	60,000,000,000	55,000,000,000
Financial liabilities carried at other than fair value
Certificates of deposit	8,000,000,000	10,000,000,000
Long-term debt	58,000,000,000	62,000,000,000
Estimate of Fair Value, Fair Value Disclosure [Member] | Variable Interest Enterprise [Member]
Financial liabilities carried at other than fair value
Long-term debt	18,800,000,000	19,500,000,000
Fair Values (Textuals) [Abstract]
Card Member loans, net	31,000,000,000	32,400,000,000
Level 1 [Member]
Financial assets for which carrying values equal or approximate fair value
Cash and cash equivalents	17,000,000,000	21,000,000,000
Other financial assets	0	0
Financial assets carried at other than fair value
Loans, net	0	0
Financial Liabilities:
Financial liabilities for which carrying values equal or approximate fair value	0	0
Financial liabilities carried at other than fair value
Certificates of deposit	0	0
Long-term debt	0	0
Level 2 [Member]
Financial assets for which carrying values equal or approximate fair value
Cash and cash equivalents	2,000,000,000	1,000,000,000
Other financial assets	48,000,000,000	47,000,000,000
Financial assets carried at other than fair value
Loans, net	0	0
Financial Liabilities:
Financial liabilities for which carrying values equal or approximate fair value	60,000,000,000	55,000,000,000
Financial liabilities carried at other than fair value
Certificates of deposit	8,000,000,000	10,000,000,000
Long-term debt	58,000,000,000	62,000,000,000
Level 3 [Member]
Financial assets for which carrying values equal or approximate fair value
Cash and cash equivalents	0	0
Other financial assets	0	0
Financial assets carried at other than fair value
Loans, net	67,000,000,000	65,000,000,000
Financial Liabilities:
Financial liabilities for which carrying values equal or approximate fair value	0	0
Financial liabilities carried at other than fair value
Certificates of deposit	0	0
Long-term debt	$ 0	$ 0